UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08861
Morgan Stanley Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Value Fund
Portfolio of Investments June 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Aluminum (1.3%)
123,400	Alcoa, Inc.	$1,274,722

	Beverages: Non-Alcoholic (2.4%)
34,400	Coca-Cola Co. (The)	1,650,856
35,812	Dr Pepper Snapple Group Inc. (a)	758,856

		2,409,712

	Cable/Satellite TV (4.7%)
261,005	Comcast Corp. (Class A)	3,781,962
28,757	Time Warner Cable Inc.	910,734

		4,692,696

	Catalog/Specialty Distribution (0.5%)
99,250	Liberty Media Corp — Interactive (Series A) (a)	497,243

	Chemicals: Major Diversified (1.1%)
42,197	Du Pont (E.I.) de Nemours & Co.	1,081,087

	Computer Communications (1.2%)
64,900	Cisco Systems, Inc. (a)	1,209,736

	Computer Processing Hardware (3.3%)
159,100	Dell Inc. (a)	2,184,443
27,800	Hewlett-Packard Co.	1,074,470

		3,258,913

	Data Processing Services (0.3%)
18,200	Western Union Co.	298,480

	Department Stores (1.6%)
61,023	MACY*S Inc.	717,630
29,000	J.C. Penney Co., Inc.	832,590

		1,550,220

	Discount Stores (2.7%)
9,900	Target Corp.	390,753
47,600	Wal-Mart Stores, Inc.	2,305,744

		2,696,497

	Drugstore Chains (1.2%)
38,100	CVS/Caremark Corp.	1,214,247

	Electrical Products (0.5%)
14,900	Emerson Electric Co.	482,760

	Electronic Components (0.2%)
59,000	Flextronics International Ltd. (Singapore) (a)	242,490

	Electronic Production Equipment (1.0%)
16,300	Cognex Corp.	230,319
30,800	KLA-Tencor Corp.	777,700

		1,008,019

	Financial Conglomerates (2.7%)
77,700	JPMorgan Chase & Co.	2,650,347

	Food: Major Diversified (4.5%)
93,637	Kraft Foods Inc. (Class A)	2,372,762
85,200	Unilever N.V. (NY Registered Shares) (Netherlands)	2,060,136

		4,432,898

	Food: Specialty/Candy (2.7%)
77,716	Cadbury PLC (ADR) (United Kingdom)	2,673,430

	Home Improvement Chains (1.7%)
36,200	Home Depot, Inc. (The)	855,406
40,900	Lowe’s Companies, Inc.	793,869

		1,649,275

NUMBER OF
SHARES		VALUE
	Household/Personal Care (0.6%)
6,200	Kimberly-Clark Corp.	325,066
5,700	Procter & Gamble Co. (The)	291,270

		616,336

	Industrial Conglomerates (1.0%)
88,100	General Electric Co.	1,032,532

	Information Technology Services (2.2%)
14,900	Accenture Ltd. (Class A) (Bermuda)	498,554
7,000	Computer Sciences Corp. (a)	310,100
12,800	International Business Machines Corp.	1,336,576

		2,145,230

	Integrated Oil (2.7%)
13,400	BP PLC (ADR) (United Kingdom)	638,912
7,900	Chevron Corp.	523,375
14,400	ConocoPhillips	605,664
15,900	Total S.A. (ADR) (France)	862,257

		2,630,208

	Internet Software/Services (0.4%)
25,800	Yahoo! Inc. (a)	404,028

	Investment Banks/Brokers (0.7%)
4,900	Goldman Sachs Group, Inc. (The)	722,456

	Life/Health Insurance (2.3%)
10,700	AFLAC, Inc.	332,663
36,500	MetLife, Inc.	1,095,365
22,900	Torchmark Corp.	848,216

		2,276,244

	Major Banks (5.7%)
81,385	Bank of America Corp.	1,074,282
76,379	Bank of New York Mellon Corp.	2,238,668
24,300	PNC Financial Services Group	943,083
31,300	U.S. Bancorp	560,896
35,400	Wells Fargo & Co.	858,804

		5,675,733

	Major Telecommunications (4.5%)
67,500	AT&T Inc.	1,676,700
91,700	Verizon Communications, Inc.	2,817,941

		4,494,641

	Managed Health Care (1.2%)
21,400	UnitedHealth Group Inc.	534,572
13,300	WellPoint Inc. (a)	676,837

		1,211,409

	Media Conglomerates (8.2%)
141,900	News Corp. (Class B)	1,499,883
103,566	Time Warner Inc.	2,608,828
179,000	Viacom Inc. (Class B) (a)	4,063,300

		8,172,011

	Medical Distributors (1.7%)
56,200	Cardinal Health, Inc.	1,716,910

	Medical Specialties (1.2%)
119,700	Boston Scientific Corp. (a)	1,213,758

	Movies/Entertainment (1.6%)
59,000	Liberty Media Corp. — Entertainment (Series A) (a)	1,578,250

	Oilfield Services/Equipment (1.4%)
64,900	Halliburton Co.	1,343,430

	Other Consumer Services (2.7%)
156,600	eBay Inc. (a)	2,682,558

	Packaged Software (0.8%)
32,000	Microsoft Corp.	760,640

	Pharmaceuticals: Major (11.7%)
14,800	Abbott Laboratories	696,192
124,800	Bristol-Myers Squibb Co.	2,534,688

NUMBER OF
SHARES		VALUE
12,300	GlaxoSmithKline PLC (ADR) (United Kingdom)	434,682
34,100	Eli Lilly & Co.	1,181,224
128,700	Pfizer, Inc.	1,930,500
19,700	Roche Holdings Ltd. (ADR) (Switzerland)	671,179
102,200	Schering-Plough Corp.	2,567,264
35,500	Wyeth	1,611,345

		11,627,074

	Property — Casualty Insurers (7.8%)
400	Berkshire Hathaway Inc. (Class B) (a)	1,158,292
109,580	Chubb Corp. (The)	4,370,050
54,725	St. Paul Travelers Companies, Inc. (The)	2,245,914

		7,774,256

	Pulp & Paper (3.5%)
232,681	International Paper Co.	3,520,464

	Semiconductors (1.2%)
74,600	Intel Corp.	1,234,631

	Tobacco (1.8%)
44,900	Altria Group, Inc.	735,911
23,200	Philip Morris International Inc.	1,011,984

		1,747,895

	TOTAL COMMON STOCKS
	(Cost $121,978,605)	97,903,466

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (1.5%)
	Investment Company
1,465	Morgan Stanley Institutional Liquidity Funds-Government Portfolio-Institutional Class
	(Cost $1,465,362)		1,465,362

	TOTAL INVESTMENTS
	(Cost $123,443,967) (c)	100.0%	99,368,828
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(5,320)

	NET ASSETS	100.0%	$99,363,508

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds-Government Portfolio-Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Government Portfolio-Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Value Fund
Notes to the Portfolio of Investments
SFAS 157
6/30/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
ALUMINUM	$1,274,722	$1,274,722
BEVERAGES: NON-ALCOHOLIC	2,409,712	2,409,712
CABLE/SATELLITE TV	4,692,696	4,692,696
CATALOG/SPECIALTY DISTRIBUTION	497,243	497,243
CHEMICALS: MAJOR DIVERSIFIED	1,081,087	1,081,087
COMPUTER COMMUNICATIONS	1,209,736	1,209,736
COMPUTER PROCESSING HARDWARE	3,258,913	3,258,913
DATA PROCESSING SERVICES	298,480	298,480
DEPARTMENT STORES	1,550,220	1,550,220
DISCOUNT STORES	2,696,497	2,696,497
DRUGSTORE CHAINS	1,214,247	1,214,247
ELECTRICAL PRODUCTS	482,760	482,760
ELECTRONIC COMPONENTS	242,490	242,490
ELECTRONIC PRODUCTION EQUIPMENT	1,008,019	1,008,019
FINANCIAL CONGLOMERATES	2,650,347	2,650,347
FOOD: MAJOR DIVERSIFIED	4,432,898	4,432,898
FOOD: SPECIALTY/CANDY	2,673,430	2,673,430
HOME IMPROVEMENT CHAINS	1,649,275	1,649,275
HOUSEHOLD/PERSONAL CARE	616,336	616,336
INDUSTRIAL CONGLOMERATES	1,032,532	1,032,532
INFORMATION TECHNOLOGY SERVICES	2,145,230	2,145,230
INTEGRATED OIL	2,630,208	2,630,208
INTERNET SOFTWARE/SERVICES	404,028	404,028
INVESTMENT BANKS/BROKERS	722,456	722,456
LIFE/HEALTH INSURANCE	2,276,244	2,276,244
MAJOR BANKS	5,675,733	5,675,733
MAJOR TELECOMMUNICATIONS	4,494,641	4,494,641
MANAGED HEALTH CARE	1,211,409	1,211,409
MEDIA CONGLOMERATES	8,172,011	8,172,011
MEDICAL DISTRIBUTORS	1,716,910	1,716,910
MEDICAL SPECIALTIES	1,213,758	1,213,758
MOVIES/ENTERTAINMENT	1,578,250	1,578,250

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

OILFIELD SERVICES/EQUIPMENT	1,343,430	1,343,430
OTHER CONSUMER SERVICES	2,682,558	2,682,558
PACKAGED SOFTWARE	760,640	760,640
PHARMACEUTICALS: MAJOR	11,627,074	11,627,074
PROPERTY/CASUALTY INSURERS	7,774,256	7,774,256
PULP & PAPER	3,520,464	3,520,464
SEMICONDUCTORS	1,234,631	1,234,631
TOBACCO	1,747,895	1,747,895

Total Common Stocks	97,903,466	97,903,466	—	—

Short-Term Investments — Investment Company	1,465,362	1,465,362	—	—

Total	$99,368,828	$99,368,828	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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